Income tax benefit/ (expense) - Tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax benefit/(expense)
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Loss before income tax	¥ 361,714	¥ 990,173	¥ 1,442,608
Tax calculated at PRC statutory income tax rate of 25%	90,429	247,543	360,652
Differential of income tax rates applicable to subsidiaries	(36,590)	(119,211)	(161,199)
Expense not deductible for tax purposes	(3,863)	(5,659)	(10,169)
Incomes not subject to tax	191	542	1,732
Tax losses and temporary differences for which no deferred income tax asset was recognized	(73,942)	(73,690)	(87,237)
Derecognition of deferred tax assets on tax losses			(23)
Additional deductible allowance for research and development expenses	12,474	10,164	8,255
Utilization of previously unrecognized tax losses	1,539	2,458	84
Income tax benefit/(expense)	¥ (9,762)	¥ 62,147	¥ 112,095